Note 30 - Commitments and contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 752,784	$ 677,569	$ 760,982
Licensing Contract [Member] | Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 2,590,000
Licensing Contract [Member]
Term of Contract	2 years